Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Summary of Significant Accounting Policies [Line Items]
Percentage of voting power	50.00%
Number of operating segments	1
Contract liabilities					$ 1,575
Revenue included in contract liability	$ 1,425	$ 1,052	$ 1,575
Advertising and promotional expenses	7,137	3,923	2,217
Contributions by employer to plan	917	708	1,909
Inventory write-downs	106	657	96
Allowance for expected credit losses	4,622	4,201	4,519	$ 3,350
Asset impairment			80
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
VIEs’ non-cash operating expenses			500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
VIEs’ non-cash operating expenses			$ 2,500